Condensed Consolidated Statements of Changes in Shareholders' Deficit - USD ($)		Common Stock [Member] Common Class A [Member]		Common Stock [Member] Common Class B [Member]		Additional Paid-in Capital [Member]		Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2021		$ 392		$ 58		$ 23,154,049	[1]	$ 708,470	$ (21,045,672)	$ 163,814	$ 2,981,111
Balance, shares at Dec. 31, 2021	[1]	39,222,563		5,777,437
Net loss							[1]		(9,768,372)		(9,768,372)
Capital Contribution						1,396,555	[1]				1,396,555
Foreign currency translation adjustment							[1]			470,632	470,632
Balance at Dec. 31, 2022		$ 392		$ 58		24,550,604	[1]	708,470	(30,814,044)	634,446	(4,920,074)
Balance, shares at Dec. 31, 2022	[1]	39,222,563		5,777,437
Net loss							[1]		(7,446,001)		(7,446,001)
Capital Contribution						13,951,916	[1]				13,951,916
Foreign currency translation adjustment							[1]			(77,359)	(77,359)
Impact from adoption of ASU2016-13							[1]		(530,146)		(530,146)
Balance at Dec. 31, 2023		$ 392	[2]	$ 58	[2]	38,502,520	[1]	708,470	(38,790,191)	557,087	978,336
Balance, shares at Dec. 31, 2023	[1]	39,222,563		5,777,437
Net loss			[2]		[2]		[2]		(3,785,383)		(3,785,383)
Other comprehensive income			[2]		[2]		[2]			24,886	24,886
Balance at Jun. 30, 2024		$ 392	[2]	$ 58	[2]	38,502,520	[2]	708,470	(42,575,574)	581,973	(2,782,161)
Balance, shares at Jun. 30, 2024	[2]	39,222,563		5,777,437
Balance at Dec. 31, 2023		$ 392	[2]	$ 58	[2]	38,502,520	[1]	708,470	(38,790,191)	557,087	978,336
Balance, shares at Dec. 31, 2023	[1]	39,222,563		5,777,437
Net loss							[1]		(30,113,504)		(30,113,504)
Capital Contribution						1,054	[1]				1,054
Effect of reverse recapitalization, net of costs		$ 35				(3,433,284)	[1]				(3,433,249)
Balance, shares	[1]	3,456,099
Shares issued to PIPE Investors		$ 7				6,999,993	[1]				7,000,000
Balance, shares	[1]	700,000
Shares issued to Consultant		$ 9				8,999,991	[1]				9,000,000
Balance, shares	[1]	900,000
Registration of ordinary shares in connection with share incentive plan		$ 90				(90)	[1]
Registration of ordinary shares in connection with share incentive plan, shares	[1]	9,000,000
Other comprehensive income							[1]			116,638	116,638
Balance at Dec. 31, 2024		$ 533	[2]	$ 58	[2]	51,070,184	[1]	708,470	(68,903,695)	673,725	(16,450,725)
Balance, shares at Dec. 31, 2024	[1]	53,278,662		5,777,437
Net loss			[2]		[2]		[2]		(2,655,477)		(2,655,477)
Registration of ordinary shares in connection with share incentive plan	[2]	$ 80				(80)
Registration of ordinary shares in connection with share incentive plan, shares	[2]	8,000,000
Other comprehensive income			[2]		[2]		[2]			(290,762)	(290,762)
Balance at Jun. 30, 2025		$ 613	[2]	$ 58	[2]	$ 51,070,104	[2]	$ 708,470	$ (71,559,172)	$ 382,963	$ (19,396,964)
Balance, shares at Jun. 30, 2025	[2]	61,278,662		5,777,437

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retrospectively restated to give effect to the reorganization that is discussed in Note 1.
[2]	Par value of ordinary shares, additional paid-in capital and share data have been retrospectively restated to give effect to the reorganization that is discussed in Note 1.